Auditor's remuneration - Summary of auditor's remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional information [abstract]
Audit fees payable to PwC	$ 102.8	$ 109.8	$ 97.6
Other audit fees payable	1.6	2.2	1.6
Year ended 31 Dec	$ 104.4	$ 112.0	$ 99.2